Long-term bank loans (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Summary of Bank Loans

Type of loans	Period and payment term	December 31, 2019	December 31, 2020
		NT$000	NT$000
Syndicated bank loan	Borrowing period is from May 30, 2018 to May 30, 2023; interest is repayable monthly; principal is repayable semi-annually from November 30, 2018	9,066,000	3,310,000
Government granted bank loans	Borrowing period is from March 11, 2020 to February 15, 2030; interest is repayable monthly; principal is repayable monthly from March 15, 2023	—	4,505,000
Less: Fee on syndicated bank loan		(24,355)	(17,223)
Less: Unamortized interest on government granted bank loans		—	(64,212)
Less: Current portion (fee included)		(748,419)	(748,353)

		8,293,226	6,985,212

Interest rate range		1.7895%	0.65%~1.7895%

Unused credit lines of long-term NT$000		1,800,000	11,239,000